Prepayments - Schedule of Short-term prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepayments - Schedule of Short-term prepayments (Details) [Line Items]
Short-term prepayments	$ 5,473	$ 1,284
Consumables [Member]
Prepayments - Schedule of Short-term prepayments (Details) [Line Items]
Short-term prepayments	2,358	569
Prepaid expenses [member]
Prepayments - Schedule of Short-term prepayments (Details) [Line Items]
Short-term prepayments	$ 3,115	$ 715